Non-Current Financial Assets (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Non-Current Financial Assets

(thousands of euros)	6/30/2019	12/31/2018
Deposits	1,363	1,374
Pledged securities and other non-current financial assets	4,226	4,226
Liquidity contract	555	432

Total non-current financial assets	6,144	6,033